LOANS (Tables)	12 Months Ended
Dec. 31, 2015
LOANS
Schedule of loans

	2015	2014
Mortgage:
One-to-four-family	$100,127	$97,214
Multi-family and commercial	8,663	9,493
Home equity	6,408	8,069
Consumer and other	76	349

	115,274	115,125
Allowance for loan losses	(988)	(1,103)
Net deferred costs and other	137	108

Loans, net	$114,423	$114,130

Schedule of activity in the allowance for loan losses by portfolio segment

	Year ended December 31, 2015
		Multi-Family		Consumer
	One-to-Four	and	Home	and
	Family	Commercial	Equity	Other	Total

Allowances for loan losses:
Beginning balance	$822	$259	$22	$—	$1,103
Provision for loan losses	91	(5)	(6)	—	80
Charge-offs	(210)	(7)	—	—	(217)
Recoveries	19	3	—	—	22

Total ending allowance balance	$722	$250	$16	$—	$988

	Year ended December 31, 2014
		Multi-Family		Consumer
	One-to-Four	and	Home	and
	Family	Commercial	Equity	Other	Total

Allowances for loan losses:
Beginning balance	$823	$466	$109	$1	$1,399
Provision for loan losses	217	568	(87)	(1)	697
Charge-offs	(224)	(778)	—	—	(1,002)
Recoveries	6	3	—	—	9

Total ending allowance balance	$822	$259	$22	$—	$1,103

Schedule of balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method

	December 31, 2015
		Multi-Family		Consumer
	One-to-Four	and	Home	and
	Family	Commercial	Equity	Other	Total

Allowance for loan losses:
Loans individually evaluated for impairment	$211	$—	$—	$—	$211
Loans collectively evaluated for impairment	511	250	16	—	777

Total ending allowance balance	$722	$250	$16	$—	$988

Loans:
Loans individually evaluated for impairment	$1,577	$684	—	$—	$2,261
Loans collectively evaluated for impairment	98,550	7,979	6,408	76	113,013

Total ending loans balance	$100,127	$8,663	$6,408	$76	$115,274

	December 31, 2014
		Multi-Family		Consumer
	One-to-Four	and	Home	and
	Family	Commercial	Equity	Other	Total

Allowance for loan losses:
Loans individually evaluated for impairment	$234	$—	$—	$—	$234
Loans collectively evaluated for impairment	588	259	22	—	869

Total ending allowance balance	$822	$259	$22	$—	$1,103

Loans:
Loans individually evaluated for impairment	$1,564	$899	$—	$—	$2,463
Loans collectively evaluated for impairment	95,650	8,594	8,069	349	112,662

Total ending loans balance	$97,214	$9,493	$8,069	$349	$115,125

Schedule of impaired loans by class of loans

	December 31, 2015
			Allowance
	Unpaid		for Loan	Average	Interest	Cash
	Principal	Recorded	Losses	Recorded	Income	Basis
	Balance	Investment	Allocated	Investment	Recognized	Recognized
With no related allowance recorded:

One-to-four family	$400	$333	$—	$302	$18	$—
Multi-family and commercial	983	684	—	702	—	23
Home equity	—	—	—	—	—	—

Subtotal	1,383	1,017	—	1,004	18	23

With an allowance recorded:

One-to-four family	1,282	1,244	211	1,252	55	—
Multi-family and commercial	—	—	—	—	—	—
Home equity	—	—	—	—	—	—

Subtotal	1,282	1,244	211	1,252	55	—

Total	$2,665	$2,261	$211	$2,256	$73	$23

	December 31, 2014
			Allowance
	Unpaid		for Loan	Average	Interest	Cash
	Principal	Recorded	Losses	Recorded	Income	Basis
	Balance	Investment	Allocated	Investment	Recognized	Recognized
With no related allowance recorded:
One-to-four family	$410	$297	$—	$224	$15	$—
Multi-family and commercial	1,185	899	—	1,658	2	18
Home equity	—	—	—	—	—	—

Subtotal	1,595	1,196	—	1,882	17	18
With an allowance recorded:
One-to-four family	1,300	1,267	234	1,274	64	—
Multi-family and commercial	—	—	—	144	—	—
Home equity	—	—	—	—	—	—

Subtotal	1,300	1,267	234	1,418	64	—

Total	$2,895	$2,463	$234	$3,300	$81	$18

Schedule of recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans

	Nonaccrual		Loans Past Due Over 90 Days Still Accruing
	2015	2014	2015	2014
One-to-four family	$968	$1,886	$—	$—
Multi-family and commercial	350	900	—	—
Home equity	5	192	—	—
Consumer and other	—	—	—	—

Total	$1,323	$2,978	$—	$—

Schedule of aging of the recorded investment in past due loans by class of loans

	December 31, 2015
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
One-to-four family	$833	$159	$330	$1,322	$98,805	$100,127
Multi-family and commercial	297	—	—	297	8,366	8,663
Home equity	18	—	5	23	6,385	6,408
Consumer and other	—	—	—	—	76	76

Total	$1,148	$159	$335	$1,642	$113,632	$115,274

	December 31, 2014
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
One-to-four family	$245	$305	$753	$1,303	$95,911	$97,214
Multi-family and commercial	206	—	379	585	8,908	9,493
Home equity	88	44	35	167	7,902	8,069
Consumer and other	—	—	—	—	349	349

Total	$539	$349	$1,167	$2,055	$113,070	$115,125

Schedule of troubled debt restructurings by accrual status and specific reserves allocated to troubled debt restructurings
	2015	2014
Accrual status	$1,880	$1,431
Non-accrual status	381	1,032

	2,261	2,463
Specific reserves allocated	(211)	(234)

Net	$2,050	$2,229

Schedule of loans by class modified as troubled debt restructurings

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
December 31, 2015
One-to—four family	2	$246	$267
Multi-family and commercial	—	—	—
Home equity	—	—	—
Consumer and other	—	—	—

Total	2	$246	$267

December 31, 2014
One-to—four family	1	$100	$100
Multi-family and commercial	1	176	181
Home equity	—	—	—

Consumer and other	—	—	—

Total	2	$276	$281

Schedule of loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification

	Number of	Recorded
	Loans	Investment
December 31, 2015
One-to—four family residences	—	$—
Multi-family and commercial properties	—	—
Home equity	—	—
Consumer and other	—	—

Total	—	$—

	Number of	Recorded
	Loans	Investment
December 31, 2014
One-to—four family residences	1	$34
Multi-family and commercial properties	—	—
Home equity	—	—
Consumer and other	—	—

Total	1	$34

Schedule of risk category of loans by class of loans

	December 31, 2015
		Special
	Pass	Mention	Substandard	Doubtful	Total
One —to four-family	$99,193	$—	$934	$—	$100,127
Multi-family and commercial	2,677	137	5,849	—	8,663
Home equity	6,370	—	38	—	6,408
Consumer and other	76	—	—	—	76

Total	$108,316	$137	$6,821	$—	$115,274

	December 31, 2014
		Special
	Pass	Mention	Substandard	Doubtful	Total
One —to four-family	$94,007	$—	$3,207	$—	$97,214
Multi-family and commercial	2,649	102	6,742	—	9,493
Home equity	7,641	—	428	—	8,069
Consumer and other	349	—	—	—	349

Total	$104,646	$102	$10,377	$—	$115,125

Summary of loans made by the Bank
	2015	2014
Beginning balance	$791	$854
New loans	377	—
Effect of changes in related parties	(120)	—
Repayments	(268)	(63)

Ending balance	$780	$791